                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2008

--------------------------------------------------------------------------------

This information supplements the Money Market Funds Class A, Class B, and Class C Shares Prospectus dated October 31, 2008. Please retain this supplement for future reference.

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR PRIME OBLIGATIONS FUND ON PAGE 3:

The fund may also invest in high-quality short-term municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

INFORMATION REGARDING FEES AND EXPENSES, WHICH IS SET FORTH IN THE PROSPECTUS UNDER THE HEADING "FUND SUMMARIES -- FEES AND EXPENSES" ON PAGE 9, IS REPLACED BY THE FOLLOWING:

Except for Prime Obligations Fund, the funds do not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.


----------------------------------------------------------------------------------------------------------------------
                                                  Government      Prime Obligations Fund        Tax Free      Treasury
SHAREHOLDER FEES(1)                              Obligations   ---------------------------   Obligations   Obligations
(fees paid directly from your investment)               Fund   Class A   Class B   Class C          Fund          Fund
----------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                           None      None      None      None          None          None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                  None      None      5.00%(2)  1.00%(2)      None          None
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund
  assets)
----------------------------------------------------------------------------------------------------------------------
  Management Fees                                       0.10%     0.10%     0.10%     0.10%         0.10%         0.10%
  Distribution and/or Service (12b-1) Fees              0.25%     0.25%     1.00%     1.00%         0.25%         0.25%
  Other Expenses:
     Shareholder Servicing Fee                          0.25%     0.25%     None      None          0.25%         0.25%
     Miscellaneous                                      0.21%     0.21%     0.16%     0.16%         0.22%         0.19%
  Acquired Fund Fees and Expenses(3)                    0.00%     0.01%     0.01%     0.01%         0.01%         0.00%
  Total Annual Fund Operating Expenses(4,5)             0.81%     0.82%     1.27%     1.27%         0.83%         0.79%
----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------
                                                 U.S. Treasury
SHAREHOLDER FEES(1)                               Money Market
(fees paid directly from your investment)                 Fund
--------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                             None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                    None
--------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund
  assets)
--------------------------------------------------------------
  Management Fees                                         0.10%
  Distribution and/or Service (12b-1) Fees                0.25%
  Other Expenses:
     Shareholder Servicing Fee                            0.25%
     Miscellaneous                                        0.21%
  Acquired Fund Fees and Expenses(3)                      0.00%
  Total Annual Fund Operating Expenses(4,5)               0.81%
--------------------------------------------------------------


(1)An annual account maintenance fee of $15 may be charged under certain circumstances. See "Policies and Services -- Purchasing and Redeeming
   Shares -- Accounts with Low Balances."
(2)Class B and Class C shares are available only in exchange for Class B or Class C shares, respectively, of another fund. The contingent deferred sales charge imposed when you redeem your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original fund.
(3)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.
(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.
(5)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.



                                                                  FAF-MMABC

EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                        Class     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------------------------------------------
 Government Obligations Fund              A          $83       $259       $450     $1,002
-----------------------------------------------------------------------------------------
 Prime Obligations Fund                   A          $84       $262       $455     $1,014
-----------------------------------------------------------------------------------------
 Prime Obligations Fund                   B         $629       $803       $897     $1,409
-----------------------------------------------------------------------------------------
 Prime Obligations Fund                   C         $328       $499       $790     $1,619
-----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                A          $85       $265       $460     $1,025
-----------------------------------------------------------------------------------------
 Treasury Obligations Fund                A          $81       $252       $439       $978
-----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund          A          $83       $259       $450     $1,002





For Class B and Class C shares, your expenses would differ depending on whether you redeemed or retained your shares at the end of the period. You would pay the following expenses if you did not redeem your shares at the end of the period:


                                        Class     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------------------------------------------
 Prime Obligations Fund                   B         $129       $403       $697     $1,409
-----------------------------------------------------------------------------------------
 Prime Obligations Fund                   C         $228       $499       $790     $1,619





THE FOLLOWING IS ADDED AT THE END OF THE SECTION "POLICIES AND
SERVICES -- PURCHASING, REDEEMING, AND EXCHANGING SHARES -- 12B-1 FEES" ON PAGE 12 OF THE PROSPECTUS:

The Board of Directors has approved the suspension or reduction of 12b-1 fee payments by each fund as needed in order to maintain a yield for each share class of at least 0%, provided that Class B share 12b-1 fees will not be reduced below 0.75% of average daily net assets attributable to that share class. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund's distributor to investment professionals and financial institutions.



                                                                  FAF-MMABC

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2008

--------------------------------------------------------------------------------

This information supplements the Money Market Funds Class D Shares Prospectus dated October 31, 2008. Please retain this supplement for future reference.

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR PRIME OBLIGATIONS FUND ON PAGE 3:

The fund may also invest in high-quality short-term municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

INFORMATION REGARDING FEES AND EXPENSES, WHICH IS SET FORTH IN THE PROSPECTUS UNDER THE HEADING "FUND SUMMARIES -- FEES AND EXPENSES" ON PAGE 9, IS REPLACED BY THE FOLLOWING:

The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.


------------------------------------------------------------------------------------------------------------------------------
                                                          Government         Prime      Tax Free      Treasury   U.S. Treasury
SHAREHOLDER FEES                                         Obligations   Obligations   Obligations   Obligations    Money Market
(fees paid directly from your investment)                       Fund          Fund          Fund          Fund            Fund
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                   None          None          None          None            None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                          None          None          None          None            None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund assets)
------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.10%         0.10%         0.10%         0.10%           0.10%
  Distribution and/or Service (12b-1) Fees                      0.15%         0.15%         0.15%         0.15%           0.15%
  Other Expenses:
     Shareholder Servicing Fee                                  0.25%         0.25%         0.25%         0.25%           0.25%
     Miscellaneous                                              0.16%         0.16%         0.17%         0.14%           0.16%
  Acquired Fund Fees and Expenses(1)                            0.00%         0.01%         0.01%         0.00%           0.00%
  Total Annual Fund Operating Expenses(2,3)                     0.66%         0.67%         0.68%         0.64%           0.66%
------------------------------------------------------------------------------------------------------------------------------


(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.
(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.
(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.

EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Government Obligations Fund                        $67       $211       $368       $822
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $68       $214       $373       $835
----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                          $69       $218       $379       $847
----------------------------------------------------------------------------------------
 Treasury Obligations Fund                          $65       $205       $357       $798
----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                    $67       $211       $368       $822




THE FOLLOWING IS ADDED AT THE END OF THE SECTION "POLICIES AND
SERVICES -- PURCHASING AND REDEEMING SHARES -- 12B-1 FEES" ON PAGE 10 OF THE
PROSPECTUS:

The Board of Directors has approved the suspension or reduction of 12b-1 fee payments by each fund as needed in order to maintain a yield for the Class D shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund's distributor to U.S. Bank.



                                                                    FAF-MMD

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2008

--------------------------------------------------------------------------------

This information supplements the Money Market Funds Class I Shares Prospectus dated October 31, 2008. Please retain this supplement for future reference.

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR PRIME OBLIGATIONS FUND ON PAGE 2:

The fund may also invest in high-quality short-term municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

INFORMATION REGARDING FEES AND EXPENSES, WHICH IS SET FORTH IN THE PROSPECTUS UNDER THE HEADING "FUND SUMMARY -- FEES AND EXPENSES" ON PAGE 4, IS REPLACED BY THE FOLLOWING:

The fund does not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.


-----------------------------------------------------------------------------------------------
                                                                                          Prime
SHAREHOLDER FEES                                                                    Obligations
(fees paid directly from your investment)                                                  Fund
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                                              None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                     None
-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund assets)
-----------------------------------------------------------------------------------------------
  Management Fees                                                                          0.10%
  Distribution and/or Service (12b-1) Fees                                                 None
  Other Expenses:
     Shareholder Servicing Fee                                                             0.20%
     Miscellaneous                                                                         0.16%
  Acquired Fund Fees and Expenses(1)                                                       0.01%
  Total Annual Fund Operating Expenses(2)                                                  0.47%
-----------------------------------------------------------------------------------------------


(1)In addition to the fund's total annual operating expenses that the fund bears directly, the fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the fund invests.
(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The fund's most recent annual report and financial highlights reflect the operating expenses of the fund and do not include Acquired Fund Fees and Expenses.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $48       $151       $263       $591







                                                                    FAF-MMI

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2008

--------------------------------------------------------------------------------

This information supplements the Money Market Funds Institutional Investor Shares Prospectus dated October 31, 2008. Please retain this supplement for future reference.

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR PRIME OBLIGATIONS FUND ON PAGE 3:

The fund may also invest in high-quality short-term municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

INFORMATION REGARDING FEES AND EXPENSES, WHICH IS SET FORTH IN THE PROSPECTUS UNDER THE HEADING "FUND SUMMARIES -- FEES AND EXPENSES" ON PAGE 9, IS REPLACED BY THE FOLLOWING:

The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.


-------------------------------------------------------------------------------------------------------------------------------
                                                       Government          Prime       Tax Free       Treasury    U.S. Treasury
SHAREHOLDER FEES                                      Obligations    Obligations    Obligations    Obligations     Money Market
(fees paid directly from your investment)                    Fund           Fund           Fund           Fund             Fund
-------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                None           None           None           None             None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                       None           None           None           None             None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund assets)
-------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                            0.10%          0.10%          0.10%          0.10%            0.10%
  Distribution and/or Service (12b-1) Fees                   None           None           None           None            None
  Other Expenses:                                            0.26%          0.26%          0.27%          0.24%            0.26%
     Shareholder Servicing Fee                               0.10%          0.10%          0.10%          0.10%            0.10%
     Miscellaneous                                           0.16%          0.16%          0.17%          0.14%            0.16%
  Acquired Fund Fees and Expenses(1)                         0.00%          0.01%          0.01%          0.00%            0.00%
  Total Annual Fund Operating Expenses(2,3)                  0.36%          0.37%          0.38%          0.34%            0.36%

-------------------------------------------------------------------------------------------------------------------------------


(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.
(2)Total Annual Fund Operating Expenses are based on the funds' most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.
(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.

EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Government Obligations Fund                        $37       $116       $202       $456
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $38       $119       $208       $468
----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                          $39       $122       $213       $480
----------------------------------------------------------------------------------------
 Treasury Obligations Fund                          $35       $109       $191       $431
----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                    $37       $116       $202       $456





                                                                 FAF-MMIINV

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2008

--------------------------------------------------------------------------------

This information supplements the Money Market Funds Class Y Shares Prospectus dated October 31, 2008. Please retain this supplement for future reference.

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR PRIME OBLIGATIONS FUND ON PAGE 3:

The fund may also invest in high-quality short-term municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

INFORMATION REGARDING FEES AND EXPENSES, WHICH IS SET FORTH IN THE PROSPECTUS UNDER THE HEADING "FUND SUMMARIES -- FEES AND EXPENSES" ON PAGE 9, IS REPLACED BY THE FOLLOWING:

The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.


------------------------------------------------------------------------------------------------------------------------------
                                                          Government         Prime      Tax Free      Treasury   U.S. Treasury
SHAREHOLDER FEES                                         Obligations   Obligations   Obligations   Obligations           Money
(fees paid directly from your investment)                       Fund          Fund          Fund          Fund     Market Fund
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                   None          None          None          None            None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                          None          None          None          None            None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund assets)
------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.10%         0.10%         0.10%         0.10%           0.10%
  Distribution and/or Service (12b-1) Fees                      None          None          None          None           None
  Other Expenses:
     Shareholder Servicing Fee                                  0.25%         0.25%         0.25%         0.25%           0.25%
     Miscellaneous                                              0.16%         0.16%         0.17%         0.14%           0.16%
  Acquired Fund Fees and Expenses(1)                            0.00%         0.01%         0.01%         0.00%           0.00%
  Total Annual Fund Operating Expenses(2,3)                     0.51%         0.52%         0.53%         0.49%           0.51%
------------------------------------------------------------------------------------------------------------------------------


(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.
(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursement or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.
(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.

EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Government Obligations Fund                        $52       $164       $285       $640
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $53       $167       $291       $653
----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                          $54       $170       $296       $665
----------------------------------------------------------------------------------------
 Treasury Obligations Fund                          $50       $157       $274       $616
----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                    $52       $164       $285       $640






                                                                    FAF-MMY

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2008

--------------------------------------------------------------------------------

This information supplements the Money Market Funds Class Z Shares Prospectus dated October 31, 2008. Please retain this supplement for future reference.

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR PRIME OBLIGATIONS FUND ON PAGE 3:

The fund may also invest in high-quality short-term municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.

INFORMATION REGARDING FEES AND EXPENSES, WHICH IS SET FORTH IN THE PROSPECTUS UNDER THE HEADING "FUND SUMMARIES -- FEES AND EXPENSES" ON PAGE 9, IS REPLACED BY THE FOLLOWING:

The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.


------------------------------------------------------------------------------------------------------------------------------
                                                          Government         Prime      Tax Free      Treasury   U.S. Treasury
SHAREHOLDER FEES                                         Obligations   Obligations   Obligations   Obligations           Money
(fees paid directly from your investment)                       Fund          Fund          Fund          Fund     Market Fund
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                   None          None          None          None           None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                          None          None          None          None           None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund assets)
------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.10%         0.10%         0.10%         0.10%           0.10%
  Distribution and/or Service (12b-1) Fees                      None          None          None          None            None
  Other Expenses                                                0.16%         0.16%         0.17%         0.14%           0.16%
  Acquired Fund Fees and Expenses(1)                            0.00%         0.01%         0.01%         0.00%           0.00%
  Total Annual Fund Operating Expenses(2,3)                     0.26%         0.27%         0.28%         0.24%           0.26%
------------------------------------------------------------------------------------------------------------------------------


(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.
(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.
(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.

EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Government Obligations Fund                        $27        $84       $146       $331
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $28        $87       $152       $343
----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                          $29        $90       $157       $356
----------------------------------------------------------------------------------------
 Treasury Obligations Fund                          $25        $77       $135       $306
----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                    $27        $84       $146       $331







                                                                    FAF-MMZ

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED DECEMBER 22, 2008

--------------------------------------------------------------------------------

This information supplements the Treasury Obligations Fund Reserve Shares Prospectus dated October 31, 2008. Please retain this supplement for future reference.

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE SECTION "POLICIES AND
SERVICES -- PURCHASING AND REDEEMING SHARES -- 12B-1 FEES" ON PAGE 5 OF THE
PROSPECTUS:

The Board of Directors has approved the suspension or reduction of 12b-1 fee payments by the fund as needed in order to maintain a yield for the Reserve shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund's distributor to financial institutions.



                                                                  FAF-MMRES